Summary of material accounting policies (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure Of Material Accounting Policies [Abstract]
Disclosure of detailed information about property, plant and equipment

Buildings	10 to 40 years
Leasehold improvements	Lesser of the useful life or lease term
Furniture, fixtures and equipment	3 to 10 years
Computer equipment	3 to 5 years

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2024	80,530	253,250	145,201	624,319	1,103,300
Additions	2,378	29,004	6,729	81,430	119,541
Additions - business acquisitions (Note 27)	737	7,327	4,130	3,201	15,395
Disposals/retirements	(2,857)	(28,914)	(8,566)	(85,580)	(125,917)
Foreign currency translation adjustment	2,406	9,194	4,816	26,844	43,260
As at September 30, 2025	83,194	269,861	152,310	650,214	1,155,579
Accumulated depreciation
As at September 30, 2024	25,983	173,539	90,258	446,697	736,477
Depreciation expense (Note 24)	3,535	25,166	13,219	92,323	134,243
Impairment (Note 24)	—	1,532	215	139	1,886
Disposals/retirements	(1,432)	(28,914)	(8,566)	(85,580)	(124,492)
Foreign currency translation adjustment	921	7,086	2,751	18,807	29,565
As at September 30, 2025	29,007	178,409	97,877	472,386	777,679
Net carrying amount as at September 30, 2025	54,187	91,452	54,433	177,828	377,900

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2023	81,381	256,804	149,271	620,371	1,107,827
Additions	6,032	17,724	12,253	72,515	108,524
Additions - business acquisitions (Note 27)	—	96	196	1,086	1,378
Disposals/retirements	(10,236)	(27,142)	(19,273)	(86,710)	(143,361)
Foreign currency translation adjustment	3,353	5,768	2,754	17,057	28,932
As at September 30, 2024	80,530	253,250	145,201	624,319	1,103,300
Accumulated depreciation
As at September 30, 2023	26,979	165,260	94,710	431,602	718,551
Depreciation expense (Note 24)	2,550	28,974	12,988	90,306	134,818
Impairment (Note 24)	115	1,966	465	149	2,695
Disposals/retirements	(4,985)	(26,945)	(19,273)	(86,710)	(137,913)
Foreign currency translation adjustment	1,324	4,284	1,368	11,350	18,326
As at September 30, 2024	25,983	173,539	90,258	446,697	736,477
Net carrying amount as at September 30, 2024	54,547	79,711	54,943	177,622	366,823

Disclosure of estimated useful lives of intangible assets

Software	1 to 8 years
Business solutions	3 to 10 years
Client relationships and backlog	5 to 10 years

	Software	Software internally developed	Business solutions acquired	Business solutions internally developed	Client relationships and backlog	Total
	$	$	$	$	$	$
Cost
As at September 30, 2024	256,178	113,070	81,776	928,297	1,412,161	2,791,482
Additions	69,939	7,356	—	94,334	—	171,629
Business acquisitions (Note 27)	731	16	—	—	202,954	203,701
Disposals/retirements	(62,037)	(5,829)	(5,296)	(7,837)	—	(80,999)
Foreign currency translation adjustment	7,336	1,362	2,762	34,576	79,093	125,129
As at September 30, 2025	272,147	115,975	79,242	1,049,370	1,694,208	3,210,942
Accumulated amortization and impairment
As at September 30, 2024	193,111	84,988	63,320	544,463	1,187,025	2,072,907
Amortization expense (Note 24)	55,579	11,710	3,137	83,228	77,985	231,639
Impairment (Note 24)	—	—	1,170	5,774	—	6,944
Disposals/retirements	(62,037)	(5,829)	(5,296)	(7,837)	—	(80,999)
Foreign currency translation adjustment	4,463	1,045	2,607	18,954	65,376	92,445
As at September 30, 2025	191,116	91,914	64,938	644,582	1,330,386	2,322,936
Net carrying amount as at September 30, 2025	81,031	24,061	14,304	404,788	363,822	888,006

	Software	Software internally developed	Business solutions acquired	Business solutions internally developed	Client relationships and backlog	Total
	$	$	$	$	$	$
Cost
As at September 30, 2023	228,673	110,225	90,139	841,740	1,248,069	2,518,846
Additions	50,534	7,720	—	100,810	—	159,064
Business acquisitions (Note 27)	69	—	—	—	124,330	124,399
Disposals/retirements	(26,301)	(5,806)	(9,672)	(20,221)	—	(62,000)
Foreign currency translation adjustment	3,203	931	1,309	5,968	39,762	51,173
As at September 30, 2024	256,178	113,070	81,776	928,297	1,412,161	2,791,482
Accumulated amortization and impairment
As at September 30, 2023	175,238	75,187	67,954	474,462	1,102,902	1,895,743
Amortization expense (Note 24)	40,088	14,810	3,838	77,701	49,304	185,741
Impairment (Note 24)	1,439	131	—	10,004	—	11,574
Disposals/retirements	(26,301)	(5,806)	(9,672)	(20,221)	—	(62,000)
Foreign currency translation adjustment	2,647	666	1,200	2,517	34,819	41,849
As at September 30, 2024	193,111	84,988	63,320	544,463	1,187,025	2,072,907
Net carrying amount as at September 30, 2024	63,067	28,082	18,456	383,834	225,136	718,575